Positions or transactions deriving from atypical and/or unusual operations	12 Months Ended
Dec. 31, 2019
Positions or transactions deriving from atypical and/or unusual operations
Positions or transactions deriving from atypical and/or unusual operations	39 Positions or transactions deriving from atypical and/or unusual operations In 2019, 2018 and 2017 no transactions deriving from atypical and/or unusual operations were reported.